Financial and Non-Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
Financial and Non-Financial Assets and Liabilities
Financial and Non-Financial Assets and Liabilities

Note 19 Financial and Non-Financial Assets and Liabilities

Financial and non-financial assets and liabilities as of December 31, 2023

	Financial Assets	Financial Assets
	Measured at	Measured	Non-	Total
	Fair Value through	at Amortized	Financial	Carrying
December 31, 2023	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	24,201	—	24,201
Account receivables	—	180,892	—	180,892
Accrued income	—	7,297	—	7,297
Cash	—	973,733	—	973,733
	—	1,186,123	—	1,186,123

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	56,561	—	—	56,561
Non-current interest-bearing liabilities	—	939,508	—	939,508
Non-current lease liabilities	—	27,088	—	27,088
Other non-current liabilities	—	3,783	12,598	16,381
Accounts payable	—	100,564	—	100,564
Other current liabilities	—	12,537	7,249	19,786
Accrued expenses and deferred revenue	—	134,187	146,440	280,627
	56,561	1,217,667	166,287	1,440,515

Financial and non-financial assets and liabilities as of December 31, 2022

	Financial Assets	Financial Assets
	Measured at	Measured at	Non-	Total
	Fair Value through	Amortized	Financial	Carrying
December 31, 2023	Profit or Loss	Cost	Assets	Amount
Assets
Non-current financial assets	—	11,210	—	11,210
Account receivables	—	78,703	—	78,703
Accrued income	—	2,287	—	2,287
Cash	—	1,249,094	—	1,249,094
	—	1,341,295	—	1,341,295

	Financial Liabilities
	Measured at	Financial Liabilities	Non-	Total
	Fair Value through	Measured at	Financial	Carrying
	Profit or Loss	Amortized Cost	Liabilities	Amount
Liabilities
Contingent consideration	75,880	—	—	75,880
Non-current interesting-bearing liabilities	—	713,030	—	713,030
Non-current lease liabilities	—	15,792	—	15,792
Other non-current liabilities	—	1,363	2,987	4,350
Accounts payable	—	160,404	—	160,404
Other current liabilities	—	10,374	12,323	22,697
Accrued expenses and deferred revenue	—	75,754	60,692	136,446
	75,880	976,717	76,002	1,128,598

Financial liabilities valued through profit or loss constitutes of contingent consideration of SEK 56,561 and SEK 78,880 as of December 31, 2023 and 2022, respectively. The fair value of contingent consideration is measured at Level 3 of the fair value hierarchy. For additional information regarding the Group's contingent consideration, see Note 27 Contingent Consideration.

The carrying amount for other items above is an approximation of the fair value, which is why these items are not separated into levels according to the fair value hierarchy.